Note 3 - Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015
Note 8 - Loss Per Common Share Details
Net income (loss)			$ (324,230)	$ (485,757)
Weighted average common shares outstanding	508,000,000	506,000,000	508,000,000	506,000,000
Effect of dilutive securities
Weighted average dilutive common shares outstanding			508,000,000	506,000,000
Income (Loss) per common share – basic	$ 0	$ 0	$ (0.00)	$ (0.00)
Income (Loss) per common share – diluted	$ 0	$ 0	$ (0.00)	$ (0.00)